STOCK BASED COMPENSATION EXPENSE - Stock option activity (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Outstanding Options
Beginning balance		5,984,204
Granted	0	0
Forfeited		(25,625)
Expired		(1,742)
Exercised		(100,274)
Ending balance	5,856,563	5,856,563	5,984,204
Vested and Exercisable	5,502,559	5,502,559
Vested and Expected to Vest	5,856,563	5,856,563
Weighted Average Exercise Price
Beginning balance		$ 3.04
Forfeited		4.49
Expired		330.95
Exercised		1.56
Ending balance	$ 2.98	2.98	$ 3.04
Vested and Exercisable	3.07	3.07
Vested and Expected to Vest	$ 2.98	$ 2.98
Additional disclosures
Weighted Average Remaining Contractual Years		7 years 3 months	8 years
Weighted Average Remaining Contractual Years, Vested and Exercisable		7 years 1 month 28 days
Weighted Average Remaining Contractual Years, Vested and Expected to Vest		7 years 3 months
Aggregate Intrinsic Value	$ 5,739,432	$ 5,739,432	$ 81,519,660
Aggregate Intrinsic Value, Vested and Exercisable	5,392,508	5,392,508
Aggregate Intrinsic Value, Vested and Expected to Vest	$ 5,739,432	$ 5,739,432
Stock options
Number of Outstanding Options
Beginning balance		5,984,204	948,464	8,512,225
Granted			5,059,228
Forfeited			(6,769)	(7,550,840)
Expired			(1,878)	(6,510)
Exercised			(14,841)	(6,411)
Ending balance			5,984,204	948,464	8,512,225
Vested and Exercisable			5,554,326	937,592
Vested and Expected to Vest			5,984,204	948,464
Weighted Average Exercise Price
Beginning balance		$ 3.04	$ 6.2	$ 3.75
Granted			2.57
Forfeited			2.57	3
Expired			348.07	49.83
Exercised			2.29	0.53
Ending balance			3.04	6.2	$ 3.75
Vested and Exercisable			3.07	6.26
Vested and Expected to Vest			3.04	$ 6.2
Additional disclosures
Weighted Average Grant Date Fair Value			$ 1.5
Weighted Average Remaining Contractual Years			8 years	7 years 3 months	9 years 6 months 29 days
Weighted Average Remaining Contractual Years, Vested and Exercisable			7 years 10 months 28 days	7 years 2 months 26 days
Weighted Average Remaining Contractual Years, Vested and Expected to Vest			8 years	7 years 3 months
Aggregate Intrinsic Value			$ 81,519,660
Aggregate Intrinsic Value, Vested and Exercisable			75,783,094
Aggregate Intrinsic Value, Vested and Expected to Vest			$ 81,519,660
Stock options | Solely Time-based Vesting
Number of Outstanding Options
Forfeited				(17,506)
Stock options | Performance Conditioned Vesting
Number of Outstanding Options
Forfeited				(7,533,334)
Weighted Average Exercise Price
Forfeited				$ 3